Commitments and Contingencies (Details Narrative) - USD ($)	Dec. 31, 2020	Jun. 23, 2020
Broker Dealer Agreement [Member] | Thirteen States [Member]
Payment of compensation monthly fee	$ 4,100
Broker Dealer Agreement [Member] | Eight States [Member]
Payment of compensation monthly fee	$ 300
Selling Agreement [Member] | Somerset Securities, Inc [Member]
Percentage of compensated per annum on average outstanding of private placement secured demand notes		1.00%